Earnings per Share	3 Months Ended
Mar. 31, 2011
Earnings per Share
Earnings per Share

3.  Earnings per Share

The Company presents a dual presentation of basic and diluted earnings per share. Basic earnings per share represents net income divided by the weighted average number of common shares outstanding during the reported period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, including stock options, restricted stock units and convertible debt (collectively “Common Stock Equivalents”), were exercised or converted into common stock. The dilutive effect of outstanding stock options, restricted stock units and convertible debt is reflected in diluted earnings per share by application of the treasury stock method. In applying the treasury stock method for stock-based compensation arrangements, the assumed proceeds are computed as the sum of the amount the employee must pay upon exercise, the amount of compensation cost attributed to future services and not yet recognized and the amount of excess tax benefits, if any, that would be credited to additional paid-in capital assuming exercise of the awards.

The following table sets forth the computation for basic and diluted net income per share for the three months ended March 31, 2010 and 2011:

	Three Months Ended March 31,
	2010	2011
	(in thousands, except per share data)
Numerator
Net income	$26,747	$16,363

Denominator
Basic weighted average common shares outstanding	107,623	108,403
Dilutive effect of Common Stock Equivalents	855	1,223
Diluted weighted average common shares outstanding	108,478	109,626

Basic net income per share	$0.25	$0.15
Diluted net income per share	$0.25	$0.15

During the three months ended March 31, 2010 and 2011, approximately 3.2 million and 2.4 million, respectively, stock options and restricted stock units were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive. The shares that underlie the Company’s convertible senior notes were also excluded from the calculation of diluted earnings per share during the three months ended March 31, 2010 because their effect would have been anti-dilutive. Anti-dilutive securities could be dilutive in future periods.